Leases - Summary Of Future Lease Payments Under Non-Cancellable Lease (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2024	$ 1,997
2025	626
2026	493
2027	423
2028	106
Total undiscounted lease payments	3,645
Less: imputed interest	251
Total lease liabilities	$ 3,394	$ 4,508